Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Valuation gain		₩ 77,275	₩ 66,305
Valuation loss	₩ 163,710	15,829	2,045
Other comprehensive income	(113,742)	91,521	21,651
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain			192
Valuation loss		45
Other comprehensive income	(567)	(963)	(488)
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain		72,417	58,912
Valuation loss	161,661	15,784	2,045
Other comprehensive income	(113,175)	87,626	22,139
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain		4,858	₩ 7,201
Valuation loss	₩ 2,049
Other comprehensive income		₩ 4,858